INVESTMENTS, DEBT AND DERIVATIVES	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
The Company holds the following investments and derivative assets:

	June 30, 2023	December 31, 2022

At fair value
Other investments	52	58
	52	58

At amortized cost
Security deposits and cash collateral	97	63
Other investments	51	70
	148	133

Total investments and derivatives	200	191
Non-current	63	71
Current	137	120
Other investments at fair value are measured at fair value through other comprehensive income and relate to investments held in Pakistan (US$18) and Bangladesh (US$34). As a result of revaluations, a US$5 loss was recorded for the three-months period ended June 30, 2023.
Other investments at amortized cost include a US$27 loan granted by VIP Kazakhstan Holdings to minority shareholder Crowell Investments Limited.
The Company holds the following debt and derivative liabilities:

	June 30, 2023	December 31, 2022

At amortized cost
Principal amount outstanding	4,324	6,670
Interest accrued	73	102
Discounts and unamortized fees	(21)	(8)
Bank loans and bonds	4,376	6,764

Lease liabilities	832	806
Other financial liabilities	452	610
	5,660	8,180

Total debt and derivatives	5,660	8,180
Non-current	3,791	5,336
Current	1,869	2,844
Significant changes in financial assets and financial liabilities
There were no significant changes in financial assets and liabilities in the six-month period ended June 30, 2023, except for the scheduled repayments of debt or as described below. Furthermore, there were no changes in risk management policies as disclosed in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2022.
Financing activities during the six-month period ended June 30, 2023
VEON’s Scheme of creditors
Following the announcement made by VEON on November 24, 2022 to launch a scheme of arrangement to extend the maturity of the 2023 Notes, the initial proposed scheme was amended on January 11, 2023 and on January 24, 2023, the Scheme Meeting was held and the amended Scheme was approved by 97.59% of the Scheme creditors present and voting.
On January 30, 2023, VEON announced that the Scheme Sanction Hearing had taken place, at which the Court made an order sanctioning the Scheme in respect of VEON Holdings' 2023 Notes (the “Order”). On January 31, 2023, VEON confirmed that the Order had been delivered to the Registrar of Companies and became effective. The amendments to the 2023 Notes were subject to the receipt of relevant licenses to become effective, at which time the maturity dates of the February 2023 and April 2023 notes will be amended to October and December 2023, respectively.
On April 3, 2023, VEON announced that each of the conditions has been satisfied in accordance with the terms of the Scheme, including receipt of all authorizations and/or licenses necessary to implement the amendments to the 2023 Notes (as set out in the Scheme). On April 4, 2023, the Scheme became effective.
Pursuant to the amendments, Noteholders are entitled to payment of an amendment fee of 200bps payable on the 2023 Notes outstanding on their respective amended maturity dates and a put right will be granted requiring VEON Holdings to repurchase 2023 Notes held by 2023 Noteholders exercising such right, at a purchase price of 102% of the principal amount (“2023 Put Option”), together with accrued and unpaid interest. The 2023 Put Option closed on April 19, 2023 with holders of US$165 of the October 2023 Notes and holders of US$294 of the December 2023 Notes exercising the Put Option.
On April 20, 2023, VEON announced that subject to the terms of the 2023 Put Option, VEON Holdings will pay to the Holders of Notes accepted for purchase the Repurchase Price for their Notes on April 26, 2023.
We accounted for the scheme of arrangement as a modification of the amortized cost of the 2023 Notes and in Q2 recognized a US$20 finance gain that will reverse over the remainder of the year and not have any full year impact.

Purchase of VEON Group Debt

During the six months ended June 30, 2023, PJSC VimpelCom independently purchased US$1,572 equivalent of VEON Holdings B.V. Notes in order to satisfy certain Russian regulatory obligations. These Notes were reclassified to intercompany debt with the equivalent reduction in gross debt for VEON Group. PJSC VimpelCom has funded the purchase primarily by issuing new notes of longer maturity which is reflected in 'Liabilities Held for Sale' on the interim condensed consolidated statement of financial position.

VEON US$1,250 million multi-currency revolving credit facility agreement

On April 20, 2023 and May 30, 2023, the outstanding amounts under RCF facility have been rolled-over until October, US$692 and November, US$363, 2023.

Ukraine prepayment

In April 2023, Kyivstar fully prepaid its external debt which included a UAH 1,400 million (US$38) loan with Raiffeisen Bank and UAH 760 million loan with OTP Bank (US$21).

PMCL syndicated credit facility

Pakistan Mobile Communication Limited ("PMCL") fully utilized the remaining PKR 10 billion (US$41) under existing PKR 40 billion facility through drawdowns in January and April 2023.
Financing activities during the six-month period ended June 30, 2022
VEON USD bond repayment
In February 2022, VEON Holdings B.V. repaid its 7.50% Note of US$417 originally maturing in March 2022.
VTB Bank loan
In February 2022, VEON Holdings B.V. prepaid RUB 30 billion (US$396) of outstanding loans to VTB Bank originally maturing in July 2025.
In February 2022, VEON Finance Ireland DAC signed a RUB 30 billion (US$400) Term Facility Agreement with VTB Bank with a floating rate. This facility was guaranteed by VEON Holding B.V. and had a maturity of February 2029. The proceeds from this facility were used for general corporate purposes, including the financing of intercompany loans to PJSC VimpelCom.
In March 2022, VEON Finance Ireland DAC prepaid its RUB 30 billion (US$259) Term Facility Agreement with VTB Bank in accordance with its terms, and the facility was cancelled.
VEON US$1,250 multi-currency revolving credit facility agreement
In February 2022, the maturity of the multi-currency revolving credit facility originally entered into in March 2021 (the "RCF") was extended for one year until March 2025; two banks did not agree to extend as a result US$250 will mature at the original maturity in March 2024.
In February 2022, VEON Holdings B.V. drew US$430 under the RCF. Subject to the terms set out in the RCF, the outstanding balance can be rolled over until final maturity.
In March 2022, Alfa Bank (US$125 commitment) and Raiffeisen Bank Russia (US$70 commitment) notified the Agent under the RCF that as a result of new Russian regulatory requirements following a presidential decree, they could no longer participate in the RCF. As a result, their available commitments were cancelled and the total RCF size reduced from US$1,250 to US$1,055.The drawn portion from Alfa Bank (US$43) was subsequently repaid in April and the drawn portion from Raiffeisen Bank Russia (US$24) was repaid in May 2022.

In April and May 2022, VEON Holdings B.V. received US$610 following a utilization under the RCF. Subject to the terms set out in the RCF, this amount can be rolled until maturity.
PMCL syndicated credit facility
In March 2022, Pakistan Mobile Communication Limited ("PMCL") fully utilized the remaining PKR 40 billion (US$222) available under its existing credit line.
VEON Finance Ireland Rub debt novation to PJSC VimpelCom
In April 2022, VEON novated two bank loans, with Sberbank (RUB 45 billion (US$556)) and Alfa Bank (RUB 45 billion (US$556)) totaling RUB 90 billion (US$1,112), to PJSC VimpelCom, resulting in the former borrower, VEON Finance Ireland DAC and the former guarantor, VEON Holdings B.V., having been released from their obligations.
PMCL secures syndicated credit facility
In April 2022, PMCL signed a PKR 40 billion (US$217) syndicated loan with a 10 year maturity. The drawn amount under the facility is PKR 30 billion (US$156).
Banglalink secures syndicated credit facility
In April 2022, Banglalink signed a BDT 12 billion (US$139) syndicated loan with a five year maturity till April 2027. During May 2022, Banglalink utilized BDT 9 billion (US$103) of the total syndicated loan which was partially used to fully repay the existing facility (US$38).

Kyivstar prepays debt

In 2022, Kyivstar fully prepaid a UAH 1,350 million (US$46) loan with JSC CitiBank, a UAH1,275 (US$44) million loan with JSC Credit Agricole and a UAH 1,677 million (US$57) loan with Alfa bank, and also prepaid a portion of a UAH 1,250 million loan with OTP Bank (UAH490 million (US$17)).
Fair values
The carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table above within this note, with the exception of:
•'Bank loans and bonds, including interest accrued', for which fair value is equal to US$3,843 at June 30, 2023 (December 31, 2022: US$5,847); and
•'Lease liabilities', for which fair value has not been determined.
Fair values are estimated based on quoted market prices for our bonds, derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile. Observable inputs (Level 2) used in valuation techniques include interbank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads.
On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Company is able to obtain the underlying inputs when assessing the fair valuations. During the six-month period ended June 30, 2023, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.